Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 25, 2019, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Investment Objective(s)

The Fund’s investment objective is to seek income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts and sales charge waivers is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)
Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None
Other Expenses[2]	0.16	0.16	0.16	0.16
Total Annual Fund Operating Expenses	0.76	1.51	1.01	0.51
Fee Waiver and/or Expense Reimbursement[3]	0.01	0.00	0.00	0.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75	1.51	1.01	0.45
1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” are based on estimated amounts for the current fiscal year.
3

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI of Class A, Class C, Class R and Class Y shares to 0.75%, 1.59%, 1.09% and 0.45%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the contractual period above and the Total Annual Fund Operating Expenses thereafter.

1 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A	$325	$485	$660	$1,167
Class C	$254	$477	$824	$1,802
Class R	$103	$322	$558	$1,236
Class Y	$46	$151	$273	$629

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A	$325	$485	$660	$1,167
Class C	$154	$477	$824	$1,802
Class R	$103	$322	$558	$1,236
Class Y	$46	$151	$273	$629

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in corporate debt securities and U.S. government securities. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities.

A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. Debt securities can include:

∎	Domestic and foreign corporate debt obligations;
∎	Domestic and foreign government debt obligations, including U.S. government securities;
∎	Mortgage-related securities;
∎	Asset-backed securities; and
∎	Other debt obligations.

The portfolio manager’s overall strategy is to build a diversified portfolio of corporate and government bonds. The Fund’s investments in U.S. government securities may include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Fund’s assets among the above classes of securities, but the Fund focuses mainly on U.S. government securities and corporate debt securities. When market conditions change, the portfolio manager might change the Fund’s relative asset allocation.

The Fund can invest up to 35% of its total assets in lower-grade, high-yield debt securities that are below investment-grade (commonly referred to as “junk bonds”). “Investment-grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. The Fund may also invest in unrated securities, in which case the Fund’s Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Fund seeks to maintain a weighted average effective portfolio duration of one to three and a half years, measured on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected.

The Fund may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Fund may not invest more than 20% of its net assets in foreign debt securities.

The Fund may also use derivatives including treasury futures, to seek increased returns, to try to manage investment risk or for hedging purposes. Futures, swaps and “structured” notes are examples of some of the types of derivatives the Fund can use.

In selecting investments for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The Fund mainly seeks income earnings on the Fund’s investments, consistent with preservation of capital, that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an

2 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-1

acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Although the Fund invests in securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund’s investments in U.S. government securities may be subject to little credit risk, the Fund’s other investments in debt securities are subject to risks of default.

Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 35% of its total assets in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 35% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets.

3 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-1

Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments, disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Limited-Term Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R and Class Y shares of the predecessor fund. Class A, Class C, Class R and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2019): 2.50%

Best Quarter (ended June 30, 2010): 4.48%

Worst Quarter (ended December 31, 2010): -1.30%

Average Annual Total Returns (for the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Class A shares: Inception (08/16/1985)
Return Before Taxes	-1.94%	0.91%	3.12%
Return After Taxes on Distributions	-3.00	-0.14	1.83
Return After Taxes on Distributions and Sale of Fund Shares	-1.15	0.22	1.91
Class C shares: Inception (12/01/1993)	-0.87	0.63	2.60
Class R Shares: Inception (03/01/2001)	0.40	1.12	3.10
Class Y Shares: Inception (05/18/1998)	0.98	1.65	3.63
Bloomberg Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)	1.60	1.05	1.65

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Peter A. Strzalkowski	Portfolio Manager	2019 (predecessor fund 2009)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50

4 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-1

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

5 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-1

invesco.com/us O-LTB-SUMPRO-1

invesco.com/us O-LTB-SUMPRO-1

invesco.com/us O-LTB-SUMPRO-1

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated May 25, 2019, are all incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Investment Objective(s)

The Fund’s investment objective is to seek income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the Example below.

Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[1]	0.08	0.03
Total Annual Fund Operating Expenses[2]	0.43	0.38
1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2

Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the statement of additional information (SAI)) of Class R5, and Class R6 shares to 0.44% and 0.39%, respectively, of the Fund’s average daily net assets (the “expense limits”) through at least May 28, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$44	$138	$241	$542
Class R6	$40	$126	$213	$480

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the predecessor fund’s (defined below) portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund invests primarily in corporate debt securities and U.S. government securities. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities.

A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of

1 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-2

principal, the interest rate or discount, and the time or times at which payments are due. Debt securities can include:

∎	Domestic and foreign corporate debt obligations;
∎	Domestic and foreign government debt obligations, including U.S. government securities;
∎	Mortgage-related securities;
∎	Asset-backed securities; and
∎	Other debt obligations.

The portfolio manager’s overall strategy is to build a diversified portfolio of corporate and government bonds. The Fund’s investments in U.S. government securities may include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Fund’s assets among the above classes of securities, but the Fund focuses mainly on U.S. government securities and corporate debt securities. When market conditions change, the portfolio manager might change the Fund’s relative asset allocation.

The Fund can invest up to 35% of its total assets in lower-grade, high-yield debt securities that are below investment-grade (commonly referred to as “junk bonds”). “Investment-grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. The Fund may also invest in unrated securities, in which case the Fund’s Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Fund seeks to maintain a weighted average effective portfolio duration of one to three and a half years, measured on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected.

The Fund may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Fund may not invest more than 20% of its net assets in foreign debt securities.

The Fund may also use derivatives including treasury futures, to seek increased returns, to try to manage investment risk or for hedging purposes. Futures, swaps and “structured” notes are examples of some of the types of derivatives the Fund can use.

In selecting investments for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis and relative values between the corporate and government sectors. The Fund mainly seeks income earnings on the Fund’s investments, consistent with preservation of capital, that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.

The Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or

2 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-2

taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Although the Fund invests in securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, the Fund also invests in securities issued by private issuers, which do not have any government guarantees. While the Fund’s investments in U.S. government securities may be subject to little credit risk, the Fund’s other investments in debt securities are subject to risks of default.

Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 35% of its total assets in below-investment-grade securities, the Fund’s credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 35% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund’s net assets may change on days when you will not be able to purchase or redeem the Fund’s shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Risks of Sovereign Debt. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of such sovereign debt may be collected. A restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, a flight to quality debt instruments,

3 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-2

disruptions in common trading markets or unions, reduced liquidity, increased volatility, and heightened financial sector, foreign securities and currency risk, among others.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Limited-Term Bond Fund (the predecessor fund) as the result of a reorganization of the predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s performance to that of a broad-based securities market benchmark. For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Class R6 returns’ shown for periods ending on or prior to May 24, 2019 are those of the Class I shares of the predecessor fund. Class I shares of the predecessor fund were reorganized into Class R6 shares of the Fund after the close of business on May 24, 2019. Class R6 shares’ returns of the Fund will be different from Class I shares’ returns of the predecessor fund as they have different expenses.

Class R5 shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s and predecessor fund’s Class A shares. Although the Class R5 shares are invested in the same portfolio of securities, Class R5 shares’ returns of the Fund will be different from Class A returns of the Fund and predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns

Class R6 shares year-to-date (ended March 31, 2019): 2.36%

Best Quarter (ended June 30, 2016): 1.24%

Worst Quarter (ended December 31, 2016): -0.57%

Average Annual Total Returns (for the periods ended December 31, 2018)
	1 Year	5 Years	10 Years	Since Inception
Class R6 shares: Inception (08/01/2013)
Return Before Taxes	1.27%	1.82%	—	1.95%
Return After Taxes on Distributions	0.02	0.60	—	0.68
Return After Taxes on Distributions and Sale of Fund Shares	0.74	0.84	—	0.91
Class R5 shares[1]: Inception (05/24/2019)	0.67	1.42	3.38%	—
Bloomberg Barclays U.S. Aggregate 1-3 Year Index (reflects no deduction for fees, expenses or taxes) (08/01/2013)	1.60	1.05	—	1.06
1

Class R5 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the predecessor fund’s Class A shares is August 16, 1985.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class R6 shares only and after-tax returns for other classes will vary.

Management of the Fund

Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund
Peter A. Strzalkowski	Portfolio Manager	2019 (predecessor fund 2009)

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.

There is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.

There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

4 Invesco Oppenheimer Limited-Term Bond Fund	invesco.com/us O-LTB-SUMPRO-2